SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2019			2018
		Weighted			Weighted
	Options	average		Options	average
	(000’s)		exercise price	(000’s)	exercise price
Outstanding, January 1	8,322	C$	1.27	8,237	C$	1.22
Granted	3,491		1.01	1,810		1.59
Forfeited/Expired	(2,580)		1.33	(1,134)		1.71
Exercised	(917)		0.73	(591)		0.76
Outstanding, December 31	8,316	C$	1.20	8,322	C$	1.27
Exercisable, December 31	5,210	C$	1.24	6,461	C$	1.15

Disclosure of range of exercise prices of outstanding share options

		Weighted
		average
	Options	remaining	Options		Weighted
	outstanding	contractual life	exercisable		average
Range of exercise prices	(000’s)	(years)	(000’s)		exercise price
C$0.65	1,587	0.43	1,587	C$	0.65
C$0.71	1,009	0.95	1,009		0.71
C$0.97	2,169	4.64	59		0.97
C$1.16	502	4.19	191		1.16
C$1.57	293	3.09	202		1.57
C$1.60	1,062	3.46	557		1.60
C$1.63	546	2.44	457		1.63
C$2.16	375	1.99	375		2.16
C$2.19	773	1.44	773		2.19
	8,316	2.59	5,210	C$	1.24

Disclosure of detailed information about options, valuation assumptions

	2019	2018
Risk-free interest rate	1.36%	1.95%
Expected life (years)	3.05	2.89
Annualized volatility	54%	62%
Forfeiture rate	15%	14%

Disclosure of detailed information about warrants, valuation assumptions

Share price at measurement date (adjusted in accordance with the Exchange Ratio)	US$	1.32
Risk-free interest rate		1.73%
Expected life (years)		3.28
Annualized volatility		57%

Earnings per share

	2019	2018
Loss attributable to equity owners	$(91,022)	$(10,063)
Weighted average number of shares (000's)	273,380	168,888
Loss per share ‒ basic	$(0.33)	$(0.06)

	2019	2018
Adjusted loss attributable to equity owners	$(91,022)	$(10,063)

Weighted average number of shares (000's)	273,380	168,888
Incremental shares from options	—	—
Incremental shares from warrants	—	—
Incremental shares from RSUs and DSUs	—	—
Weighted average diluted number of shares (000's)	273,380	168,888

Loss per share ‒ diluted	$(0.33)	$(0.06)

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2019			2018
			Weighted			Weighted
			average grant			average grant
	Number of		date fair value	Number of		date fair value
	units		($/unit)	units		($/unit)
Balance at January 1	251,400	C$	1.59	89,200	C$	1.59
Granted	732,550		1.05	183,000		1.59
Settled	(37,800)		1.16	(20,800)		1.62
Outstanding at December 31	946,150	C$	1.19	251,400	C$	1.59

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2019			2018
		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	733,667	C$	1.59	476,600	C$	1.61
Granted	2,135,540		1.02	585,200		1.59
Settled	(1,187,459)		1.14	(170,799)		1.61
Cancelled	(732,318)		1.16	(157,334)		1.61
Outstanding at December 31	949,430	C$	1.19	733,667	C$	1.59

Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2019			2018
					Weighted
		Weighted			average
		average grant			grant date fair
	Number of	date fair value		Number of	value
	units	($/unit)		units	($/unit)
Balance at January 1	—	C$	—	—	C$	—
Granted	825,100		1.14	—		—
Outstanding at December 31	825,100	C$	1.14	—	C$	—